PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Schedule of Property And Equipment, Net
	December 31,
	2022	2021

Cost:

Computers and software	$6,586	$5,623
Office furniture and equipment	1,152	608
Electronic and lab equipment	14,970	11,178
Leasehold improvements	17,500	4,633

	40,208	22,042

Accumulated depreciation	9,719	7,540

	$30,489	$14,502